Cover Letter

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
Telephone: (202) 261-3300
Fax: (202) 261-3333

VIA EDGAR

January 31, 2008

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:      The Marsico Investment Fund ("Registrant")
 File Nos. 333-36975 and 811-08397

Ladies and Gentlemen,

On behalf of the Registrant, enclosed for filing via the EDGAR system pursuant to Rule 485(b) under the Securities Act of 1933, as amended ("1933 Act"), is Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-1A ("Registration Statement") under the 1933 Act and Amendment No. 25 to the Registration Statement under the Investment Company Act of 1940, as amended.  This filing is being made to provide updated financial information and to make other non-material changes to the Registration Statement.  This filing is also being made to response to Securities and Exchange Commission staff comments provided in connection with the December 3, 2007 485(a) filing.

The Registrant has specified on the cover of this filing that it is to become effective February 1, 2008, pursuant to Rule 485(b).  We hereby represent that this Post-Effective Amendment does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(b) under the 1933 Act.

No fees are required in connection with this filing.  Should you have any questions, feel free to contact the undersigned at 202.261.3371.

Sincerely,

/s/ Cynthia Baughman
Cynthia Baughman

Attachment

-  Cover Letter  -